File Number: 333-42105
                                                Filed Pursuant to Rule 497(e) of
                                                      the Securities Act of 1933


                                                                   June 26, 2007

                        Supplement to the April 30, 2007
                          Class P Shares Prospectus and
         Statement of Additional Information, as may be amended, for
                            Pioneer Independence Fund

Effective June 26, 2007, the fund's Class P shares were designated as Class A shares.





                                                                  21011-00-0707
                                       (C) 2007 Pioneer Funds Distributor, Inc.
                                            Underwriter of Pioneer mutual funds
                                                                    Member SIPC